Investment Securities - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
Available for sale transferred to held to maturity, amortized cost	$ 222,322,423
Available for sale transferred to held to maturity, fair value	205,260,985
Available for sale transferred to held to maturity, net unrealized loss	(17,061,438)
Fair values of Investment securities, pledged as collateral for public deposits		156,226,081	133,977,764
Pooled Trust Preferred Securities
Investment [Line Items]
Unrealized loss on other investments		$ 124,678	$ 259,248